Stock Warrants (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Schedule of Assumptions Inputs for Warrants

June 30, 2021
Annual Dividend Yield	—
Expected Life (Years)	0.50-3.00
Risk-Free Interest Rate	0.01-0.46%
Expected Volatility	89-236%

December 31, 2021
Annual Dividend Yield	—
Expected Life (Years)	0.50-3.00
Risk-Free Interest Rate	0.05-0.53%
Expected Volatility	127-234%

June 30, 2020
Annual Dividend Yield	—
Expected Life (Years)	0.50-1.00
Risk-Free Interest Rate	0.16-2.10%
Expected Volatility	113-175%

June 30, 2021
Annual Dividend Yield	—
Expected Life (Years)	0.50-3.00
Risk-Free Interest Rate	0.01-0.46%
Expected Volatility	89-236%

Warrant [Member]
Schedule of Assumptions Inputs for Warrants

The Binomial model with the following assumption inputs:

Warrants liability:	June 30, 2020
Annual dividend yield	—
Expected life (years)	3.0-5.0
Risk-free interest rate	0.18-1.69%
Expected volatility	137-318%

Warrants liability:	June 30, 2021
Annual dividend yield	—
Expected life (years)	2.0-4.0
Risk-free interest rate	0.18-0.46%
Expected volatility	132-166%

Schedule of Warrants Outstanding

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining contractual life
Outstanding at June 30, 2019	1,083,880	$0.034	5
Expired	(505,000)	0.15
Granted	1,000,000	0.008	5
Outstanding at June 30, 2020	1,578,880	$0.021	4
Expired	-
Granted	-
Outstanding at June 30, 2021	1,578,880	$0.026	3